Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands, shares in Millions	Jun. 30, 2022	Dec. 31, 2021
Other Current Assets [Line Items]
Equity securities, current, fair value	$ 491,754	$ 450,225
Prepaid expenses	4,278	2,745
Other receivables	2,851	2,558
Other current assets	512,403	543,799
Dividends receivable	0	600
Embedded Derivative Financial Instruments, Gas Derivative
Other Current Assets [Line Items]
Collateralized Financings	13,520	6,940
FLNG derivative
Other Current Assets [Line Items]
Derivative Asset, Current	0	79,578
FLNG derivative | Level 2 | Carrying value
Other Current Assets [Line Items]
Derivative asset	565,630	207,058
Commodity Contract | Level 2 | Carrying value
Other Current Assets [Line Items]
Derivative asset	$ 0	$ 1,753
New Fortress Energy (NFE)
Other Current Assets [Line Items]
Equity instrument (in shares)	12.4	18.6
New Fortress Energy (NFE) | Level 2 | Carrying value
Other Current Assets [Line Items]
Equity securities, current, fair value	$ 491,800